Schedule of Investments(a)
November 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.65%
Advertising–0.46%
Interpublic Group of Cos., Inc. (The)	455,729	$15,658,848
Omnicom Group, Inc.	184,238	14,694,823
		30,353,671
Aerospace & Defense–2.08%
Boeing Co. (The)(b)(c)	82,599	14,775,309
General Dynamics Corp.	56,177	14,178,513
Howmet Aerospace, Inc.	357,349	13,461,337
Huntington Ingalls Industries, Inc.	55,296	12,826,460
L3Harris Technologies, Inc.	55,099	12,511,881
Lockheed Martin Corp.	30,866	14,975,875
Northrop Grumman Corp.	26,477	14,119,919
Raytheon Technologies Corp.	147,786	14,589,434
Textron, Inc.	197,467	14,095,194
TransDigm Group, Inc.	20,988	13,190,958
		138,724,880
Agricultural & Farm Machinery–0.23%
Deere & Co.	34,953	15,414,273
Agricultural Products–0.21%
Archer-Daniels-Midland Co.	142,244	13,868,790
Air Freight & Logistics–0.75%
C.H. Robinson Worldwide, Inc.	113,843	11,409,346
Expeditors International of Washington, Inc.	125,784	14,598,491
FedEx Corp.	62,233	11,340,097
United Parcel Service, Inc., Class B	65,484	12,424,279
		49,772,213
Airlines–1.03%
Alaska Air Group, Inc.(b)	279,447	13,256,966
American Airlines Group, Inc.(b)(c)	916,918	13,231,127
Delta Air Lines, Inc.(b)	398,379	14,090,665
Southwest Airlines Co.(b)	339,095	13,533,281
United Airlines Holdings, Inc.(b)	331,408	14,638,291
		68,750,330
Alternative Carriers–0.11%
Lumen Technologies, Inc.(c)	1,305,022	7,138,470
Apparel Retail–0.48%
Ross Stores, Inc.	139,141	16,372,722
TJX Cos., Inc. (The)	195,303	15,634,005
		32,006,727
Apparel, Accessories & Luxury Goods–0.58%
Ralph Lauren Corp.	134,774	15,245,635
Tapestry, Inc.	366,303	13,835,264
VF Corp.	300,071	9,848,330
		38,929,229
Application Software–2.28%
Adobe, Inc.(b)	32,958	11,368,203
ANSYS, Inc.(b)	50,275	12,784,932
Shares		Value
Application Software–(continued)
Autodesk, Inc.(b)	61,466	$12,413,059
Cadence Design Systems, Inc.(b)	74,485	12,814,399
Ceridian HCM Holding, Inc.(b)(c)	204,673	14,007,820
Intuit, Inc.	28,912	11,784,242
Paycom Software, Inc.(b)	35,149	11,919,026
PTC, Inc.(b)	108,453	13,796,306
Roper Technologies, Inc.	31,722	13,922,469
salesforce.com, inc.(b)	80,024	12,823,846
Synopsys, Inc.(b)	38,248	12,986,726
Tyler Technologies, Inc.(b)	33,778	11,577,072
		152,198,100
Asset Management & Custody Banks–1.63%
Ameriprise Financial, Inc.	45,396	15,069,202
Bank of New York Mellon Corp. (The)	294,768	13,529,851
BlackRock, Inc.	18,709	13,395,644
Franklin Resources, Inc.(c)	493,217	13,223,148
Invesco Ltd.(d)	740,106	14,143,426
Northern Trust Corp.	131,292	12,224,598
State Street Corp.	178,234	14,199,903
T. Rowe Price Group, Inc.(c)	104,599	13,065,461
		108,851,233
Auto Parts & Equipment–0.43%
Aptiv PLC(b)	134,495	14,346,582
BorgWarner, Inc.	337,336	14,340,153
		28,686,735
Automobile Manufacturers–0.49%
Ford Motor Co.	843,779	11,728,528
General Motors Co.(e)	315,114	12,781,024
Tesla, Inc.(b)	43,417	8,453,290
		32,962,842
Automotive Retail–0.77%
Advance Auto Parts, Inc.	72,024	10,874,904
AutoZone, Inc.(b)	5,917	15,259,943
CarMax, Inc.(b)(c)	142,979	9,917,024
O’Reilly Automotive, Inc.(b)	18,045	15,600,624
		51,652,495
Biotechnology–1.86%
AbbVie, Inc.	92,003	14,829,043
Amgen, Inc.	52,530	15,044,592
Biogen, Inc.(b)	61,419	18,743,236
Gilead Sciences, Inc.	199,312	17,505,573
Incyte Corp.(b)(c)	180,209	14,357,251
Moderna, Inc.(b)	91,447	16,086,442
Regeneron Pharmaceuticals, Inc.(b)	17,963	13,502,787
Vertex Pharmaceuticals, Inc.(b)	44,542	14,093,089
		124,162,013
Brewers–0.21%
Molson Coors Beverage Co., Class B	249,398	13,744,324
Broadcasting–0.35%
Fox Corp., Class A	264,451	8,581,435

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Broadcasting–(continued)
Fox Corp., Class B	121,434	$3,706,166
Paramount Global, Class B(c)	549,918	11,042,353
		23,329,954
Building Products–1.46%
A.O. Smith Corp.	231,144	14,039,687
Allegion PLC	130,594	14,842,008
Carrier Global Corp.	308,538	13,674,404
Fortune Brands Home & Security, Inc.(c)	201,130	13,141,834
Johnson Controls International PLC	223,750	14,865,950
Masco Corp.(c)	248,873	12,637,771
Trane Technologies PLC	79,418	14,169,760
		97,371,414
Cable & Satellite–0.55%
Charter Communications, Inc., Class A(b)	32,054	12,542,410
Comcast Corp., Class A	367,233	13,455,417
DISH Network Corp., Class A(b)(c)	673,102	10,803,287
		36,801,114
Casinos & Gaming–0.91%
Caesars Entertainment, Inc.(b)	269,213	13,678,713
Las Vegas Sands Corp.(b)	340,872	15,966,444
MGM Resorts International	371,109	13,679,078
Wynn Resorts Ltd.(b)(c)	207,249	17,338,451
		60,662,686
Commodity Chemicals–0.39%
Dow, Inc.	257,594	13,129,566
LyondellBasell Industries N.V., Class A	154,654	13,147,137
		26,276,703
Communications Equipment–1.05%
Arista Networks, Inc.(b)	104,582	14,568,273
Cisco Systems, Inc.	284,271	14,133,954
F5, Inc.(b)	81,218	12,557,115
Juniper Networks, Inc.	448,040	14,892,849
Motorola Solutions, Inc.	51,999	14,154,128
		70,306,319
Computer & Electronics Retail–0.22%
Best Buy Co., Inc.	170,659	14,557,213
Construction & Engineering–0.20%
Quanta Services, Inc.	88,655	13,287,611
Construction Machinery & Heavy Trucks–0.92%
Caterpillar, Inc.	68,664	16,232,856
Cummins, Inc.	59,555	14,957,834
PACCAR, Inc.	147,196	15,589,528
Wabtec Corp.	142,618	14,417,254
		61,197,472
Construction Materials–0.41%
Martin Marietta Materials, Inc.	36,517	13,382,750
Vulcan Materials Co.	75,729	13,883,398
		27,266,148
Consumer Electronics–0.20%
Garmin Ltd.	143,231	13,319,051
Shares		Value
Consumer Finance–0.81%
American Express Co.	82,120	$12,941,291
Capital One Financial Corp.(c)	120,117	12,400,879
Discover Financial Services	126,912	13,752,184
Synchrony Financial(c)	389,320	14,630,646
		53,725,000
Copper–0.24%
Freeport-McMoRan, Inc.(c)	404,447	16,096,991
Data Processing & Outsourced Services–2.00%
Automatic Data Processing, Inc.	53,259	14,067,832
Broadridge Financial Solutions, Inc.	75,466	11,252,735
Fidelity National Information Services, Inc.	142,229	10,322,981
Fiserv, Inc.(b)	122,216	12,754,462
FleetCor Technologies, Inc.(b)	59,018	11,579,332
Global Payments, Inc.	98,100	10,180,818
Jack Henry & Associates, Inc.	64,984	12,304,720
Mastercard, Inc., Class A	38,741	13,807,292
Paychex, Inc.	102,587	12,723,866
PayPal Holdings, Inc.(b)	135,208	10,601,659
Visa, Inc., Class A(c)	63,407	13,759,319
		133,355,016
Distillers & Vintners–0.40%
Brown-Forman Corp., Class B	177,070	12,929,651
Constellation Brands, Inc., Class A	52,740	13,572,639
		26,502,290
Distributors–0.60%
Genuine Parts Co.	79,921	14,651,917
LKQ Corp.	242,518	13,176,003
Pool Corp.	36,552	12,040,594
		39,868,514
Diversified Banks–1.02%
Bank of America Corp.	372,383	14,094,697
Citigroup, Inc.	256,781	12,430,768
JPMorgan Chase & Co.	109,181	15,086,631
U.S. Bancorp	273,457	12,412,213
Wells Fargo & Co.	287,030	13,763,088
		67,787,397
Diversified Support Services–0.43%
Cintas Corp.	30,164	13,929,132
Copart, Inc.(b)	224,116	14,917,161
		28,846,293
Drug Retail–0.22%
Walgreens Boots Alliance, Inc.(c)	359,025	14,899,538
Electric Utilities–3.20%
Alliant Energy Corp.(c)	206,296	11,614,465
American Electric Power Co., Inc.(c)	124,258	12,028,174
Constellation Energy Corp.	148,681	14,291,218
Duke Energy Corp.	118,412	11,832,911
Edison International	188,293	12,551,611
Entergy Corp.	108,480	12,612,970
Evergy, Inc.	185,475	10,981,975
Eversource Energy	142,296	11,790,646
Exelon Corp.	283,837	11,742,337
FirstEnergy Corp.	313,444	12,926,430
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–(continued)
NextEra Energy, Inc.	144,728	$12,258,462
NRG Energy, Inc.	300,556	12,758,602
PG&E Corp.(b)(c)	1,059,784	16,638,609
Pinnacle West Capital Corp.(c)	168,887	13,227,230
PPL Corp.	435,882	12,867,237
Southern Co. (The)	163,620	11,067,257
Xcel Energy, Inc.	169,019	11,868,514
		213,058,648
Electrical Components & Equipment–0.95%
AMETEK, Inc.	103,443	14,732,352
Eaton Corp. PLC	89,294	14,595,104
Emerson Electric Co.	153,595	14,709,793
Generac Holdings, Inc.(b)	54,668	5,768,567
Rockwell Automation, Inc.	50,948	13,461,481
		63,267,297
Electronic Components–0.40%
Amphenol Corp., Class A	171,424	13,787,632
Corning, Inc.	386,774	13,200,597
		26,988,229
Electronic Equipment & Instruments–0.77%
Keysight Technologies, Inc.(b)	75,488	13,655,024
Teledyne Technologies, Inc.(b)	33,564	14,100,236
Trimble, Inc.(b)	206,263	12,324,214
Zebra Technologies Corp., Class A(b)	42,266	11,423,655
		51,503,129
Electronic Manufacturing Services–0.19%
TE Connectivity Ltd. (Switzerland)	100,830	12,716,680
Environmental & Facilities Services–0.59%
Republic Services, Inc.	88,085	12,269,360
Rollins, Inc.	360,218	14,567,216
Waste Management, Inc.	75,035	12,584,870
		39,421,446
Fertilizers & Agricultural Chemicals–0.82%
CF Industries Holdings, Inc.	125,493	13,577,088
Corteva, Inc.	208,111	13,976,735
FMC Corp.	115,449	15,082,257
Mosaic Co. (The)(e)	231,349	11,868,204
		54,504,284
Financial Exchanges & Data–1.76%
Cboe Global Markets, Inc.	104,953	13,312,239
CME Group, Inc., Class A	64,629	11,407,018
FactSet Research Systems, Inc.	28,698	13,238,100
Intercontinental Exchange, Inc.	125,832	13,628,864
MarketAxess Holdings, Inc.	48,927	13,108,522
Moody’s Corp.	43,437	12,955,954
MSCI, Inc.	26,485	13,449,878
Nasdaq, Inc.	205,676	14,080,579
S&P Global, Inc.	35,220	12,425,616
		117,606,770
Food Distributors–0.20%
Sysco Corp.	155,097	13,417,441
Food Retail–0.19%
Kroger Co. (The)	250,502	12,322,193
Shares		Value
Footwear–0.19%
NIKE, Inc., Class B	117,249	$12,861,043
Gas Utilities–0.20%
Atmos Energy Corp.(c)	110,179	13,243,516
General Merchandise Stores–0.59%
Dollar General Corp.	52,621	13,454,137
Dollar Tree, Inc.(b)	90,073	13,537,071
Target Corp.	74,927	12,518,054
		39,509,262
Gold–0.21%
Newmont Corp.	301,391	14,307,031
Health Care Distributors–0.87%
AmerisourceBergen Corp.	88,348	15,080,120
Cardinal Health, Inc.(c)	186,165	14,924,848
Henry Schein, Inc.(b)	175,115	14,170,306
McKesson Corp.	35,529	13,560,709
		57,735,983
Health Care Equipment–3.23%
Abbott Laboratories	119,940	12,903,145
ABIOMED, Inc.(b)	46,093	17,413,474
Baxter International, Inc.	218,563	12,355,366
Becton, Dickinson and Co.	49,500	12,342,330
Boston Scientific Corp.(b)	303,006	13,717,082
DexCom, Inc.(b)	140,070	16,287,340
Edwards Lifesciences Corp.(b)	133,790	10,335,278
Hologic, Inc.(b)	188,130	14,327,981
IDEXX Laboratories, Inc.(b)	34,777	14,810,481
Intuitive Surgical, Inc.(b)	58,788	15,895,687
Medtronic PLC	145,002	11,460,958
ResMed, Inc.	55,125	12,689,775
STERIS PLC	61,869	11,491,548
Stryker Corp.(c)	56,570	13,231,157
Teleflex, Inc.	53,731	12,579,502
Zimmer Biomet Holdings, Inc.	113,634	13,647,443
		215,488,547
Health Care Facilities–0.46%
HCA Healthcare, Inc.	59,222	14,226,309
Universal Health Services, Inc., Class B	126,309	16,527,533
		30,753,842
Health Care REITs–0.55%
Healthpeak Properties, Inc.	475,551	12,487,969
Ventas, Inc.	262,320	12,205,750
Welltower, Inc.	167,690	11,911,021
		36,604,740
Health Care Services–0.99%
Cigna Corp.	44,431	14,612,912
CVS Health Corp.	127,372	12,976,659
DaVita, Inc.(b)	140,478	10,357,443
Laboratory Corp. of America Holdings	54,595	13,141,016
Quest Diagnostics, Inc.(c)	100,085	15,195,906
		66,283,936
Health Care Supplies–0.52%
Align Technology, Inc.(b)	49,451	9,725,034
Cooper Cos., Inc. (The)(c)	41,344	13,079,174
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Health Care Supplies–(continued)
DENTSPLY SIRONA, Inc.	383,129	$11,593,484
		34,397,692
Home Furnishings–0.17%
Mohawk Industries, Inc.(b)(c)	114,464	11,598,637
Home Improvement Retail–0.41%
Home Depot, Inc. (The)	43,308	14,031,359
Lowe’s Cos., Inc.(c)	63,268	13,447,613
		27,478,972
Homebuilding–0.87%
D.R. Horton, Inc.	177,956	15,304,216
Lennar Corp., Class A(c)	163,005	14,316,729
NVR, Inc.(b)	3,052	14,158,258
PulteGroup, Inc.	311,493	13,948,657
		57,727,860
Hotel & Resort REITs–0.20%
Host Hotels & Resorts, Inc.	713,326	13,510,394
Hotels, Resorts & Cruise Lines–1.45%
Booking Holdings, Inc.(b)	6,568	13,657,828
Carnival Corp.(b)(c)	1,251,064	12,423,066
Expedia Group, Inc.(b)	119,182	12,733,405
Hilton Worldwide Holdings, Inc.	95,733	13,653,440
Marriott International, Inc., Class A	80,137	13,250,653
Norwegian Cruise Line Holdings Ltd.(b)(c)	891,169	14,650,818
Royal Caribbean Cruises Ltd.(b)(c)	275,425	16,506,220
		96,875,430
Household Appliances–0.18%
Whirlpool Corp.(c)	81,213	11,900,141
Household Products–1.00%
Church & Dwight Co., Inc.	159,528	13,060,557
Clorox Co. (The)(c)	87,818	13,054,146
Colgate-Palmolive Co.	166,744	12,919,325
Kimberly-Clark Corp.	102,579	13,912,790
Procter & Gamble Co. (The)	92,963	13,866,361
		66,813,179
Housewares & Specialties–0.14%
Newell Brands, Inc.	716,469	9,292,603
Human Resource & Employment Services–0.19%
Robert Half International, Inc.(c)	161,688	12,737,781
Hypermarkets & Super Centers–0.41%
Costco Wholesale Corp.	24,248	13,075,734
Walmart, Inc.	95,082	14,492,398
		27,568,132
Independent Power Producers & Energy Traders–0.21%
AES Corp. (The)	474,337	13,717,826
Industrial Conglomerates–0.65%
3M Co.	105,695	13,314,399
General Electric Co.	175,857	15,118,426
Honeywell International, Inc.	67,876	14,902,176
		43,335,001
Shares		Value
Industrial Gases–0.46%
Air Products and Chemicals, Inc.	50,469	$15,653,465
Linde PLC (United Kingdom)	45,330	15,252,638
		30,906,103
Industrial Machinery–2.48%
Dover Corp.	100,495	14,265,265
Fortive Corp.	197,078	13,312,619
IDEX Corp.	61,946	14,711,555
Illinois Tool Works, Inc.	63,005	14,331,747
Ingersoll Rand, Inc.	259,030	13,979,849
Nordson Corp.(c)	55,536	13,133,709
Otis Worldwide Corp.	177,263	13,842,468
Parker-Hannifin Corp.	46,636	13,941,366
Pentair PLC	276,126	12,638,287
Snap-on, Inc.	58,233	14,010,860
Stanley Black & Decker, Inc.	145,375	11,880,045
Xylem, Inc.	134,315	15,090,290
		165,138,060
Industrial REITs–0.18%
Prologis, Inc.	100,371	11,822,700
Insurance Brokers–1.02%
Aon PLC, Class A	44,545	13,732,333
Arthur J. Gallagher & Co.	69,054	13,749,342
Brown & Brown, Inc.	198,916	11,853,404
Marsh & McLennan Cos., Inc.	78,023	13,512,023
Willis Towers Watson PLC	60,856	14,980,313
		67,827,415
Integrated Oil & Gas–0.66%
Chevron Corp.	81,334	14,909,336
Exxon Mobil Corp.	134,830	15,011,972
Occidental Petroleum Corp.	198,309	13,780,492
		43,701,800
Integrated Telecommunication Services–0.40%
AT&T, Inc.	764,009	14,730,094
Verizon Communications, Inc.	308,027	12,006,892
		26,736,986
Interactive Home Entertainment–0.54%
Activision Blizzard, Inc.	165,725	12,255,364
Electronic Arts, Inc.	100,916	13,197,794
Take-Two Interactive Software, Inc.(b)	101,824	10,761,779
		36,214,937
Interactive Media & Services–0.47%
Alphabet, Inc., Class A(b)	61,779	6,239,061
Alphabet, Inc., Class C(b)	55,245	5,604,605
Match Group, Inc.(b)	209,013	10,567,698
Meta Platforms, Inc., Class A(b)	76,920	9,084,252
		31,495,616
Internet & Direct Marketing Retail–0.57%
Amazon.com, Inc.(b)	97,629	9,425,104
eBay, Inc.	288,494	13,109,167
Etsy, Inc.(b)(c)	117,833	15,564,561
		38,098,832
Internet Services & Infrastructure–0.41%
Akamai Technologies, Inc.(b)(c)	141,903	13,460,919
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Internet Services & Infrastructure–(continued)
VeriSign, Inc.(b)	68,278	$13,642,627
		27,103,546
Investment Banking & Brokerage–0.85%
Charles Schwab Corp. (The)	174,551	14,407,439
Goldman Sachs Group, Inc. (The)	38,257	14,772,941
Morgan Stanley	145,440	13,536,101
Raymond James Financial, Inc.(c)	120,006	14,028,701
		56,745,182
IT Consulting & Other Services–1.22%
Accenture PLC, Class A	44,781	13,475,946
Cognizant Technology Solutions Corp., Class A	198,612	12,355,652
DXC Technology Co.(b)	486,213	14,425,940
EPAM Systems, Inc.(b)(c)	30,088	11,089,835
Gartner, Inc.(b)	42,500	14,890,725
International Business Machines Corp.(c)	100,713	14,996,166
		81,234,264
Leisure Products–0.15%
Hasbro, Inc.	159,743	10,035,055
Life & Health Insurance–1.26%
Aflac, Inc.	210,263	15,124,217
Globe Life, Inc.(c)	126,628	15,190,295
Lincoln National Corp.	256,073	9,971,483
MetLife, Inc.	192,358	14,753,859
Principal Financial Group, Inc.	166,191	14,904,009
Prudential Financial, Inc.	132,119	14,272,815
		84,216,678
Life Sciences Tools & Services–2.32%
Agilent Technologies, Inc.	94,537	14,651,344
Bio-Rad Laboratories, Inc., Class A(b)	25,543	10,592,938
Bio-Techne Corp.	149,768	12,728,782
Charles River Laboratories International, Inc.(b)	59,618	13,626,886
Danaher Corp.	44,801	12,249,042
Illumina, Inc.(b)	61,854	13,489,120
IQVIA Holdings, Inc.(b)	58,301	12,710,784
Mettler-Toledo International, Inc.(b)	10,001	14,697,070
PerkinElmer, Inc.	91,873	12,837,414
Thermo Fisher Scientific, Inc.	22,850	12,801,027
Waters Corp.(b)	41,665	14,441,089
West Pharmaceutical Services, Inc.	41,501	9,738,625
		154,564,121
Managed Health Care–1.01%
Centene Corp.(b)	141,440	12,312,352
Elevance Health, Inc.	26,360	14,047,771
Humana, Inc.	27,191	14,952,331
Molina Healthcare, Inc.(b)	37,363	12,582,737
UnitedHealth Group, Inc.	24,814	13,592,117
		67,487,308
Metal & Glass Containers–0.18%
Ball Corp.	219,300	12,298,344
Movies & Entertainment–0.74%
Live Nation Entertainment, Inc.(b)(c)	139,724	10,166,318
Netflix, Inc.(b)	55,705	17,019,549
Shares		Value
Movies & Entertainment–(continued)
Walt Disney Co. (The)(b)	112,963	$11,055,689
Warner Bros Discovery, Inc.(b)	998,547	11,383,436
		49,624,992
Multi-line Insurance–0.60%
American International Group, Inc.	236,393	14,918,762
Assurant, Inc.	79,481	10,191,054
Hartford Financial Services Group, Inc. (The)	194,137	14,826,243
		39,936,059
Multi-Sector Holdings–0.22%
Berkshire Hathaway, Inc., Class B(b)	45,530	14,505,858
Multi-Utilities–1.76%
Ameren Corp.	136,085	12,155,112
CenterPoint Energy, Inc.(c)	396,075	12,321,893
CMS Energy Corp.	186,272	11,375,631
Consolidated Edison, Inc.	129,014	12,648,533
Dominion Energy, Inc.	156,458	9,561,148
DTE Energy Co.	96,023	11,139,628
NiSource, Inc.	427,153	11,934,655
Public Service Enterprise Group, Inc.	191,329	11,584,971
Sempra Energy	74,880	12,444,307
WEC Energy Group, Inc.	122,239	12,118,775
		117,284,653
Office REITs–0.53%
Alexandria Real Estate Equities, Inc.	81,913	12,746,482
Boston Properties, Inc.	151,644	10,930,500
Vornado Realty Trust(c)	469,714	11,879,067
		35,556,049
Oil & Gas Equipment & Services–0.73%
Baker Hughes Co., Class A	515,290	14,953,716
Halliburton Co.	438,674	16,621,358
Schlumberger Ltd.	328,148	16,916,029
		48,491,103
Oil & Gas Exploration & Production–2.08%
APA Corp.	341,588	16,003,398
ConocoPhillips	116,201	14,351,985
Coterra Energy, Inc.	437,053	12,198,149
Devon Energy Corp.	189,915	13,012,976
Diamondback Energy, Inc.	96,364	14,263,799
EOG Resources, Inc.	105,472	14,969,641
EQT Corp.	258,394	10,958,490
Hess Corp.	106,239	15,288,854
Marathon Oil Corp.	493,779	15,124,451
Pioneer Natural Resources Co.	54,299	12,814,021
		138,985,764
Oil & Gas Refining & Marketing–0.71%
Marathon Petroleum Corp.	130,098	15,847,237
Phillips 66	147,803	16,027,757
Valero Energy Corp.(c)	114,817	15,341,848
		47,216,842
Oil & Gas Storage & Transportation–0.85%
Kinder Morgan, Inc.	710,599	13,586,653
ONEOK, Inc.	208,210	13,933,413
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Storage & Transportation–(continued)
Targa Resources Corp.	205,851	$15,313,256
Williams Cos., Inc. (The)	397,042	13,777,357
		56,610,679
Packaged Foods & Meats–2.48%
Campbell Soup Co.	271,460	14,569,258
Conagra Brands, Inc.	378,559	14,377,671
General Mills, Inc.	171,401	14,620,505
Hershey Co. (The)	57,507	13,523,921
Hormel Foods Corp.(c)	277,658	13,049,926
JM Smucker Co. (The)(c)	93,309	14,370,519
Kellogg Co.	180,028	13,133,043
Kraft Heinz Co. (The)	356,859	14,042,402
Lamb Weston Holdings, Inc.	163,661	14,222,141
McCormick & Co., Inc.(c)	162,862	13,872,585
Mondelez International, Inc., Class A	212,149	14,343,394
Tyson Foods, Inc., Class A	172,172	11,411,560
		165,536,925
Paper Packaging–1.13%
Amcor PLC	1,058,671	13,074,587
Avery Dennison Corp.	68,103	13,166,353
International Paper Co.	311,866	11,576,466
Packaging Corp. of America(c)	93,216	12,667,122
Sealed Air Corp.	235,239	12,521,772
WestRock Co.	318,821	12,089,692
		75,095,992
Personal Products–0.18%
Estee Lauder Cos., Inc. (The), Class A	51,447	12,130,688
Pharmaceuticals–1.78%
Bristol-Myers Squibb Co.	185,449	14,887,846
Catalent, Inc.(b)(c)	135,574	6,796,325
Eli Lilly and Co.	40,954	15,197,210
Johnson & Johnson	78,517	13,976,026
Merck & Co., Inc.	148,970	16,404,576
Organon & Co.	436,174	11,349,248
Pfizer, Inc.(c)	271,970	13,633,856
Viatris, Inc.	1,316,910	14,525,517
Zoetis, Inc.	79,186	12,205,730
		118,976,334
Property & Casualty Insurance–1.75%
Allstate Corp. (The)	102,903	13,778,712
Arch Capital Group Ltd.(b)(c)	292,115	17,500,610
Chubb Ltd.	66,723	14,651,703
Cincinnati Financial Corp.	129,219	14,338,140
Loews Corp.(c)	228,826	13,306,232
Progressive Corp. (The)	101,112	13,361,951
Travelers Cos., Inc. (The)	79,263	15,044,910
W.R. Berkley Corp.	192,386	14,675,204
		116,657,462
Publishing–0.22%
News Corp., Class A	566,699	10,852,286
News Corp., Class B	178,174	3,465,484
		14,317,770
Railroads–0.58%
CSX Corp.	398,746	13,035,007
Shares		Value
Railroads–(continued)
Norfolk Southern Corp.(c)	52,076	$13,357,494
Union Pacific Corp.	56,111	12,200,215
		38,592,716
Real Estate Services–0.19%
CBRE Group, Inc., Class A(b)	160,294	12,759,402
Regional Banks–2.35%
Citizens Financial Group, Inc.	339,537	14,389,578
Comerica, Inc.	153,850	11,037,199
Fifth Third Bancorp	364,048	13,236,785
First Republic Bank (Acquired 12/31/2018-06/17/2022; Cost $8,327,974)(f)	83,447	10,648,672
Huntington Bancshares, Inc.	920,160	14,244,077
KeyCorp	697,271	13,115,668
M&T Bank Corp.	69,352	11,791,227
PNC Financial Services Group, Inc. (The)	79,116	13,312,058
Regions Financial Corp.	585,820	13,596,882
Signature Bank	70,805	9,877,297
SVB Financial Group(b)	30,761	7,129,785
Truist Financial Corp.	268,380	12,562,868
Zions Bancorporation N.A.	221,767	11,491,966
		156,434,062
Reinsurance–0.23%
Everest Re Group Ltd.	46,026	15,554,026
Research & Consulting Services–1.00%
CoStar Group, Inc.(b)	165,915	13,445,752
Equifax, Inc.	65,992	13,024,841
Jacobs Solutions, Inc.(c)	104,055	13,167,120
Leidos Holdings, Inc.	135,971	14,865,709
Verisk Analytics, Inc.	67,752	12,446,720
		66,950,142
Residential REITs–1.17%
AvalonBay Communities, Inc.	60,669	10,611,008
Camden Property Trust	96,493	11,611,003
Equity Residential	168,494	10,928,521
Essex Property Trust, Inc.	46,759	10,304,749
Invitation Homes, Inc.	328,978	10,734,552
Mid-America Apartment Communities, Inc.	75,339	12,421,894
UDR, Inc.	271,177	11,245,710
		77,857,437
Restaurants–1.26%
Chipotle Mexican Grill, Inc.(b)	7,550	12,283,548
Darden Restaurants, Inc.	99,291	14,594,784
Domino’s Pizza, Inc.	35,441	13,776,980
McDonald’s Corp.	50,135	13,676,327
Starbucks Corp.	146,703	14,993,046
Yum! Brands, Inc.	112,077	14,419,827
		83,744,512
Retail REITs–1.03%
Federal Realty Investment Trust	125,179	13,907,387
Kimco Realty Corp.	591,144	13,549,021
Realty Income Corp.	194,806	12,286,414
Regency Centers Corp.	208,912	13,878,024
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Retail REITs–(continued)
Simon Property Group, Inc.	125,384	$14,975,865
		68,596,711
Semiconductor Equipment–1.24%
Applied Materials, Inc.	134,816	14,775,834
Enphase Energy, Inc.(b)	42,562	13,644,952
KLA Corp.	36,276	14,261,909
Lam Research Corp.	28,863	13,634,304
SolarEdge Technologies, Inc.(b)(c)	41,569	12,423,311
Teradyne, Inc.	146,455	13,686,220
		82,426,530
Semiconductors–2.80%
Advanced Micro Devices, Inc.(b)	152,265	11,820,332
Analog Devices, Inc.	84,389	14,507,313
Broadcom, Inc.	24,906	13,723,953
Intel Corp.	413,575	12,436,200
Microchip Technology, Inc.(c)	194,311	15,387,488
Micron Technology, Inc.	226,516	13,058,648
Monolithic Power Systems, Inc.	29,095	11,113,126
NVIDIA Corp.	90,436	15,304,484
NXP Semiconductors N.V. (China)	77,382	13,606,851
ON Semiconductor Corp.(b)(c)	181,541	13,651,883
Qorvo, Inc.(b)	139,111	13,806,767
QUALCOMM, Inc.	98,531	12,463,186
Skyworks Solutions, Inc.	126,764	12,121,174
Texas Instruments, Inc.	76,204	13,751,774
		186,753,179
Soft Drinks–0.82%
Coca-Cola Co. (The)	208,778	13,280,368
Keurig Dr Pepper, Inc.	336,290	13,004,334
Monster Beverage Corp.(b)	140,767	14,479,294
PepsiCo, Inc.	75,113	13,934,213
		54,698,209
Specialized REITs–1.78%
American Tower Corp.	49,904	11,041,260
Crown Castle, Inc.(c)	74,541	10,542,334
Digital Realty Trust, Inc.	104,549	11,757,581
Equinix, Inc.	19,777	13,658,985
Extra Space Storage, Inc.	64,459	10,357,917
Iron Mountain, Inc.(c)	235,580	12,799,061
Public Storage(c)	38,363	11,430,639
SBA Communications Corp., Class A	39,336	11,773,265
VICI Properties, Inc.(c)	385,856	13,196,275
Weyerhaeuser Co.	375,825	12,293,236
		118,850,553
Specialty Chemicals–1.54%
Albemarle Corp.	43,317	12,041,693
Celanese Corp.	112,855	12,109,342
DuPont de Nemours, Inc.	222,830	15,711,743
Eastman Chemical Co.	138,933	12,034,376
Ecolab, Inc.	75,365	11,291,938
International Flavors & Fragrances, Inc.	113,644	12,025,808
PPG Industries, Inc.	101,562	13,733,214
Sherwin-Williams Co. (The)	54,134	13,489,110
		102,437,224
Shares		Value
Specialty Stores–0.63%
Bath & Body Works, Inc.	328,148	$13,946,290
Tractor Supply Co.(c)	64,757	14,655,156
Ulta Beauty, Inc.(b)	29,377	13,655,605
		42,257,051
Steel–0.20%
Nucor Corp.	90,632	13,590,268
Systems Software–0.97%
Fortinet, Inc.(b)(c)	242,789	12,906,663
Gen Digital, Inc.	572,418	13,142,717
Microsoft Corp.	49,199	12,552,633
Oracle Corp.	171,401	14,231,425
ServiceNow, Inc.(b)	27,681	11,523,601
		64,357,039
Technology Distributors–0.21%
CDW Corp.	74,108	13,979,733
Technology Hardware, Storage & Peripherals–1.13%
Apple, Inc.	82,678	12,238,824
Hewlett Packard Enterprise Co.	968,806	16,256,565
HP, Inc.	460,406	13,830,596
NetApp, Inc.	179,587	12,141,877
Seagate Technology Holdings PLC	189,032	10,013,025
Western Digital Corp.(b)(c)	297,056	10,916,808
		75,397,695
Tobacco–0.40%
Altria Group, Inc.	285,518	13,299,428
Philip Morris International, Inc.	134,052	13,360,963
		26,660,391
Trading Companies & Distributors–0.62%
Fastenal Co.	254,122	13,089,824
United Rentals, Inc.(b)(c)	41,817	14,762,656
W.W. Grainger, Inc.	22,717	13,699,714
		41,552,194
Trucking–0.43%
J.B. Hunt Transport Services, Inc.	74,750	13,745,777
Old Dominion Freight Line, Inc.	48,406	14,648,140
		28,393,917
Water Utilities–0.19%
American Water Works Co., Inc.	83,997	12,747,385
Wireless Telecommunication Services–0.20%
T-Mobile US, Inc.(b)	89,300	13,525,378
Total Common Stocks & Other Equity Interests (Cost $3,543,021,757)		6,645,890,585
Money Market Funds–0.24%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(g)	5,461,771	5,461,771
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(d)(g)	4,047,658	4,048,873
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.76%(d)(g)	6,242,023	$6,242,023
Total Money Market Funds (Cost $15,750,238)		15,752,667
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $3,558,771,995)		6,661,643,252
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.72%
Invesco Private Government Fund, 3.83%(d)(g)(h)	108,742,353	108,742,353
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.15%(d)(g)(h)	272,651,908	$272,706,430
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $381,420,213)		381,448,783
TOTAL INVESTMENTS IN SECURITIES–105.61% (Cost $3,940,192,208)		7,043,092,035
OTHER ASSETS LESS LIABILITIES—(5.61)%		(373,902,317)
NET ASSETS–100.00%		$6,669,189,718
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Invesco Ltd.	$11,939,169	$244,699	$-	$1,959,558	$-	$14,143,426	$138,770
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	12,303,927	39,730,674	(46,572,830)	-	-	5,461,771	112,267
Invesco Liquid Assets Portfolio, Institutional Class	8,934,612	28,379,053	(33,266,307)	(1,663)	3,178	4,048,873	82,747
Invesco Treasury Portfolio, Institutional Class	14,061,631	45,406,484	(53,226,092)	-	-	6,242,023	128,290
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	69,150,158	354,436,283	(314,844,088)	-	-	108,742,353	812,473*
Invesco Private Prime Fund	192,849,474	845,279,824	(765,434,912)	19,338	(7,294)	272,706,430	2,226,342*
Total	$309,238,971	$1,313,477,017	$(1,213,344,229)	$1,977,233	$(4,116)	$411,344,876	$3,500,889

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	Restricted security. The value of this security at November 30, 2022 represented less than 1% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	127	December-2022	$25,915,938	$1,685,084	$1,685,084
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,645,890,585	$—	$—	$6,645,890,585
Money Market Funds	15,752,667	381,448,783	—	397,201,450
Total Investments in Securities	6,661,643,252	381,448,783	—	7,043,092,035
Other Investments - Assets*
Futures Contracts	1,685,084	—	—	1,685,084
Total Investments	$6,663,328,336	$381,448,783	$—	$7,044,777,119

*	Unrealized appreciation.
Invesco Equally-Weighted S&P 500 Fund